Guarantees and commitments (Details 2)	12 Months Ended			12 Months Ended
	Jun. 30, 2013 CHF	Dec. 31, 2012 CHF	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Bank CHF	Dec. 31, 2012 Bank CHF	Dec. 31, 2012 Bank USD ($)
Guarantees
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		6,000,000,000			6,000,000,000
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	700,000,000			600,000,000
2011 Partner Asset Facility transactions
Number of layers of the hedge			3			3
Number of years of transaction as per contract terms			4			4
Number of years of transaction as per contract terms, including possible contract extension			9			9
Approximate total notional amount of hedge of counterparty credit risk and credit spread			12,000,000,000			12,000,000,000
Notional amount of hedge of counterparty credit risk and credit spread - first layer			500,000,000			500,000,000
Notional amount of hedge of counterparty credit risk and credit spread - second layer			800,000,000			800,000,000
Notional amount of hedge of counterparty credit risk and credit spread - third layer			11,000,000,000			11,000,000,000
Carrying value of PAF2 awards		627,000,000			625,000,000
Amount of PAF2 award compensation expense		647,000,000			645,000,000
Positive replacement value of PAF2-related CDS included in credit derivatives		8,000,000			8,000,000
Carrying value of PAF2-related credit support facility included in Credit guarantees and similar instruments		7,000,000			7,000,000